ACCESS VARIABLE INSURANCE TRUST

                                   May 1, 2003




PROSPECTUS

         Wells S&P REIT IndexSM Portfolio
         Potomac Dow 30SM Plus Portfolio
         Potomac OTC Plus Portfolio
         Access U.S. Government Money Market Portfolio





























     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


OVERVIEW......................................................................1
WELLS S&P REIT INDEXSM PORTFOLIO..............................................2
POTOMAC DOW 30SM PLUS PORTFOLIO...............................................4
POTOMAC OTC PLUS PORTFOLIO....................................................7
ACCESS U.S. GOVERNMENT MONEY MARKET PORTFOLIO.................................10
MANAGEMENT....................................................................12
ADDITIONAL INFORMATION ABOUT STRATEGIES AND RISKS.............................13
OTHER INFORMATION.............................................................14
PRIVACY POLICY................................................................17
FOR MORE INFORMATION..................................................BACK COVER

The Portfolios:            WELLS S&P REIT INDEXSM PORTFOLIO
                           POTOMAC DOW 30SM  PLUS PORTFOLIO
                           POTOMAC OTC PLUS PORTFOLIO
                           ACCESS U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Separate Accounts: The Portfolios are each a series of the Access Variable Insurance Trust. The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and not to the general public.

                           This Prospectus includes important information about the Portfolios that you should know before investing. You should read this Prospectus and keep it for future reference. You should also read the separate account prospectus for the variable annuity contract or variable life insurance policy that you want to purchase. That prospectus contains information about the contract or policy, your investment options, the separate accounts and expenses related to purchasing a variable annuity contract or variable life insurance policy.

                        WELLS S&P REIT INDEXSM PORTFOLIO

OBJECTIVE

     This Portfolio seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite IndexSM (the "S&P REIT Index").

PRINCIPAL INVESTMENT STRATEGIES

     Investments. Normally, at least 95% of the Portfolio's total assets are invested in the stocks included in the S&P REIT Index. A real estate investment trust ("REIT") is a pooled investment vehicle that invests primarily in income producing real estate or real estate related loans or interests. The Portfolio will invest in stocks represented in the S&P REIT Index, in proportions substantially similar to the Index. The Portfolio is normally invested in all of the stocks that comprise the S&P REIT Index, except when changes are made to the Index itself.

     Target Index. The S&P REIT Index is made up of approximately 100 stocks that constitute a representative sample of all publicly traded REITs. A REIT must be traded on a major U.S. stock exchange in order to be included in the S&P REIT Index. As of December 31, 2002, 100 REITs were included in the Index. S&P REIT IndexSM is a service mark of Standard & Poor's Corporation. Standard & Poor's Corporation has no relationship to the Access Variable Insurance Trust, other than the licensing of the service mark for use in connection with the Portfolio's materials. Standard & Poor's Company does not sponsor, endorse, sell or promote any of the Portfolios of the Access Variable Insurance Trust.

     Allocation and Security Selection. The Portfolio is an "index fund." The Portfolio is not actively managed by a sub-adviser that buys and sells securities based on research and analysis. Instead, it is "passively managed," where the sub-adviser attempts to match, as closely as possible, the performance of the target index by either holding all the securities in the index or by holding a representative sample. Indexing appeals to many investors because of its simplicity (indexing is a straightforward market-matching strategy); diversification (indexes generally cover a wide variety of companies); and relative performance predictability (an index fund is expected to move in the same direction -- up or down -- as its target index).

PRIMARY RISKS

o Market Risk. Overall stock market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets (including REITs) and could cause the Portfolio's share price to fall.

o Real Estate Industry Risk. REITS are subject to risks associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market. Properties owned by a REIT may decline in value due to overbuilding, environmental problems, or local economic conditions. When REIT profits, revenues, or the value of real estate owned by REITs decline or fail to meet market expectations, REIT stock prices may decline as well. Some REITs are not diversified and are subject to the risks associated with financing a limited number of projects. REITs are heavily dependent upon their management teams and are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Therefore, the Portfolio's performance may fluctuate accordingly.

o Interest Rate Risk. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Since the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the share price of the Portfolio will generally decline when investors anticipate or experience rising interest rates.

o Investment Competition Risk. REITs compete with other investment opportunities (for example, general business stocks, bonds, money market instruments, etc.) for investors' dollars. If investors invest in these opportunities instead of REITs, then the Portfolio's share price may decline in value.

o Industry Concentration Risk. The Portfolio concentrates its investments in a single industry and could experience larger price fluctuations than funds invested in a broader range of industries.

o The Portfolio is not a complete investment program. As with any mutual fund investment, the Portfolio's returns will vary and you could lose money. Investors should consider an allocation strategy.

PAST PERFORMANCE

This Prospectus does not include performance information because the Portfolio did not commence operations prior to the date of this Prospectus.

FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO

     This table estimates the fees and expenses that you indirectly pay if you invest in a Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to a Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ............................N/A
Maximum Deferred Sales Charge (Load).........................................N/A
Redemption Fee...............................................................N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees............................................................1.00%
Distribution (12b-1) Fees..................................................0.25%
Other Expenses1............................................................0.25%
Total Annual Portfolio Operating Expenses..................................1.50%
Expense Reimbursement2 ....................................................0.05%
Net Expenses ..............................................................1.45%

1 The Portfolio's other expenses are based on estimated amounts for the current fiscal year.
2 The Portfolio's adviser has contractually agreed to waive fees to maintain total operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.45% of the Portfolio's average daily net assets through May 1, 2004. This fee waiver in part will include a waiver passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.

Example:.This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


         1 year            3 years
         ------            -------
          $152               $484

                         POTOMAC DOW 30SM PLUS PORTFOLIO

OBJECTIVE

     The Portfolio seeks daily investment results that correspond to 125% of the performance of the Dow Jones Industrial AverageSM (Dow).

PRINCIPAL INVESTMENT STRATEGIES

     Investments. The Portfolio primarily invests directly in the securities of the companies that comprise the Dow. The Portfolio also may invest in DIAMONDS, which are exchange traded funds based on the Dow. This allows the Portfolio to invest in a basket of securities consisting of all of the stocks of the Dow. In addition, the Portfolio enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. Leveraging allows the sub-adviser to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of the Portfolio. On a day-to-day basis, the Portfolio holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

     If the Portfolio is successful in meeting its objective, the net asset value of Portfolio shares should increase approximately one and a quarter as much as the Dow when the aggregate prices of the securities that comprise the Dow rise on a given day. Conversely, the net asset value of shares of the Portfolio should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Dow decline on a given day.

     Target Index. The Dow consists of 30 of the most widely held and actively traded stocks listed on the U.S. stock markets. The stocks in the Dow represent companies that typically are dominant firms in their respective industries. Dow Jones, Dow Jones Industrial AverageSM, DJIASM, and Dow 30SM are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Access Variable Insurance Trust, other than the licensing of those service marks for use in connection with the Portfolio's materials. Dow Jones does not sponsor, endorse, sell or promote any of the Portfolios of the Access Variable Insurance Trust.

     Allocation and Security Selection. The sub-adviser generally does not use fundamental securities analysis to accomplish such correlation. Rather, the sub-adviser primarily uses statistical and quantitative analysis to determine the investments the Portfolio makes and techniques it employs. As a consequence, if the Portfolio is performing as designed, the return of the target index will dictate the return.

PRIMARY RISKS

o Management Risk. The sub-adviser's investment strategy may not be successful and, as a result, the Portfolio's performance may not correspond to 125% of the Dow's performance. Due to the sub-adviser's aggressive investment techniques (discussed below), this Portfolio presents some risks not associated with most mutual funds.

o Market Risk. Overall stock market risks may also affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Portfolio's share price to fall.

o Company Risk. The price of an individual stock or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual company's stock can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel.

o Risks of Aggressive Investment Techniques. The Portfolio uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, swap agreements, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments will increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, the Portfolio's short-term performance will reflect such deviation from its target index.

o Swap Agreement Risks. The Portfolio may enter into swap agreements. The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, the Portfolio's risk of loss will consist of any payments that the Portfolio is entitled to receive from the counterparty under the agreement. In addition, the Portfolio could suffer losses with respect to a swap agreement if the Portfolio is unable to terminate the agreement or reduce its exposure through offsetting transactions.

o Leverage Risk. The Portfolio employs leveraged investment techniques. Use of leverage magnifies the effects of changes in the value of the Portfolio and makes it more volatile. The leveraged investment techniques that the Portfolio employs should cause investors in the Portfolio to lose more money in adverse environments.

o Risk of Poor Tracking. Several factors may affect the Portfolio's ability to achieve its targeted return on a daily basis. During periods of market volatility, the Portfolio may have difficulty in achieving its targeted return due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by the Portfolio. A failure to achieve its targeted return on a daily basis may cause the Portfolio to provide returns that are worse than expected.

o Risk of Non-Diversification. The Portfolio is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. As a result, the Portfolio's net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

o The Portfolio is not a complete investment program. As with any mutual fund investment, the Portfolio's returns will vary and you could lose money. Investors should consider an allocation strategy.

PAST PERFORMANCE

     This Prospectus does not include performance information because the Portfolio did not commence operations prior to the date of this Prospectus.

FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO

     This table estimates the fees and expenses that you indirectly pay if you invest in a Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to a Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...........................N/A
Maximum Deferred Sales Charge (Load)........................................N/A
Redemption Fee..............................................................N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees............................................................1.00%
Distribution (12b-1) Fees..................................................0.25%
Other Expenses1............................................................0.25%
Total Annual Portfolio Operating Expenses..................................1.50%
Expense Reimbursement2 ....................................................0.05%
Net Expenses ..............................................................1.45%

1 The Portfolio's other expenses are based on estimated amounts for the current fiscal year.
2 The Portfolio's adviser has contractually agreed to waive fees to maintain total operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.45% of the Portfolio's average daily net assets through May 1, 2004. This fee waiver in part will include a waiver passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.

Example:.This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 year    3 Year
        ------    ------
         $152     $484

                           POTOMAC OTC PLUS PORTFOLIO

OBJECTIVE

     The Portfolio seeks to provide investment returns that correspond to 125% of the performance of the Nasdaq 100 Index(TM) (Nasdaq 100 Index).

PRINCIPAL INVESTMENT STRATEGIES

     Investments. The Portfolio primarily invests directly in the securities of the companies that comprise the Nasdaq 100 Index. The Portfolio may also invest in QQQs, which are exchange traded funds based on the Nasdaq 100 Index. This allows the Portfolio to invest in a basket of securities consisting of all of the stocks of the Nasdaq 100 Index. The Portfolio enters into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices to produce economically leveraged investment results. Leveraging allows the sub-adviser to generate a return that is larger than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of the Portfolio. On a day-to-day basis, the Portfolio holds U.S. Government securities and repurchase agreements to collateralize these futures and options contracts and swap agreements.

     If the Portfolio is successful in meeting its objective, the net asset value of Portfolio shares should increase approximately one and a quarter as much as the Nasdaq 100 Index when the aggregate prices of the securities in that index rise on a given day. Conversely, the net asset value of shares of the Portfolio should decrease approximately one and a quarter as much when the aggregate prices of the securities in the Nasdaq 100 Index decline on a given day.

     Target Index. The Nasdaq 100 Index(TM) is a capitalization-weighted index composed of 100 of the largest non-financial domestic companies listed on the National Market tier of The Nasdaq Stock Market. All companies listed on the index have a minimum market capitalization of $500 million and an average daily trading volume of at least 100,000 shares. The Nasdaq 100 Index was created in 1985. The Nasdaq Stock Market is not a sponsor of, or in any way affiliated with, the Access Variable Insurance Trust.

     Allocation and Security Selection. The sub-adviser generally does not use fundamental securities analysis to accomplish such correlation. Rather, the sub-adviser primarily uses statistical and quantitative analysis to determine the investments the Portfolio makes and techniques it employs. As a consequence, if the Portfolio is performing as designed, the return of the target index will dictate the return.

PRIMARY RISKS

o Management Risk. The sub-adviser's investment strategy may not be successful, and, as a result, the Portfolio's performance may not correspond to 125% of the Nasdaq 100 Index. Due to the sub-adviser's aggressive investment techniques (discussed below), this Portfolio presents some risks not associated with most mutual funds.

o Market Risk. Overall stock market risks may also affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Portfolio's share price to fall.

o Company Risk. The price of an individual stock or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual company's stock can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel.

o Risks of Aggressive Investment Techniques. The Portfolio uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, swap agreements, and options on securities, securities indices, and on futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments will increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Investors should be aware that while index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviations occur. As a result, the Portfolio's short-term performance will reflect such deviation from its target index.

o Swap Agreement Risks. The Portfolio may enter into swap agreements. The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, the Portfolio's risk of loss will consist of any payments that the Portfolio is entitled to receive from the counterparty under the agreement. In addition, the Portfolio could suffer losses with respect to a swap agreement if the Portfolio is unable to terminate the agreement or reduce its exposure through offsetting transactions.

o Leverage Risk. The Portfolio employs leveraged investment techniques. Use of leverage magnifies the effects of changes in the value of the Portfolio and makes it more volatile. The leveraged investment techniques that the Portfolio employs should cause investors in the Portfolio to lose more money in adverse environments.

o Risk of Poor Tracking. Several factors may affect the Portfolio's ability to achieve its targeted return on a daily basis. During periods of market volatility, the Portfolio may have difficulty in achieving its targeted return due to high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the derivative securities held by the Portfolio. A failure to achieve its targeted return on a daily basis may cause the Portfolio to provide returns that are worse than expected.

o Risk of Non-Diversification. The Portfolio is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. As a result, the Portfolio's net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

o Risks of Investing in Internet Companies. The Portfolio may invest a substantial portion of its assets in Internet companies listed on the Nasdaq 100 Index. The market prices of Internet-related stocks tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Internet stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect Internet companies. Those Internet companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies' market prices. Further, those Internet companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the Nasdaq 100 Index.

o The Portfolio is not a complete investment program. As with any mutual fund investment, the Portfolio's returns will vary and you could lose money. Investors should consider an allocation strategy.

PAST PERFORMANCE

         This Prospectus does not include performance information because the Portfolio did not commence operations prior to the date of this Prospectus.

FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO

     This table estimates the fees and expenses that you indirectly pay if you invest in a Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to a Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ............................N/A
Maximum Deferred Sales Charge (Load).........................................N/A
Redemption Fee...............................................................N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees............................................................1.00%
Distribution (12b-1) Fees..................................................0.25%
Other Expenses1............................................................0.25%
Total Annual Portfolio Operating Expenses..................................1.50%
Expense Reimbursement2 ....................................................0.05%
Net Expenses ..............................................................1.45%

1 The Portfolio's other expenses are based on estimated amounts for the current fiscal year.
2 The Portfolio's adviser has contractually agreed to waive fees to maintain total operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.45% of the Portfolio's average daily net assets through May 1, 2004. This fee waiver in part will include a waiver passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.

Example:.This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 year            3 years
         ------            -------
          $152               $484

                  ACCESS U.S. GOVERNMENT MONEY MARKET PORTFOLIO

OBJECTIVE

     This Portfolio seeks to provide security of principal, current income and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio seeks to achieve its objectives by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the sub-adviser to present minimal credit risk. The Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations. The Portfolio attempts to keep its share price stable by maintaining an average dollar-weighted maturity of 90 days or less. Securities purchased by the Portfolio generally have remaining maturities of 397 days or less, although some securities may bear longer final maturities.

PRIMARY RISKS

     An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

o Interest Rate Risk. A money market fund's yield changes as current interest rates change. When interest rates are low, the Portfolio's yield (and total return) will also be low.

o Default Risk. The issuer of a security in the Portfolio may default on its payment obligation, which could cause the Portfolio's share price or yield to fall. The Portfolio could also be negatively affected if investors lose confidence in the issuer's ability to pay back its debt.

o Government Risk. While the risk of default is generally considered remote for any securities guaranteed by the U.S. government, not all of the Portfolio's securities carry this guarantee; some are guaranteed only by the agency or instrumentality that issues them. In addition, any guarantees on securities that the Portfolio owns do not extend to the shares of the Portfolio themselves.

o Inflation Risk. The value of your investment could be eroded over time by the effects of inflation.

o The Portfolio is not a complete investment program. As with any mutual fund investment, the Portfolio's returns will vary and you could lose money. Investors should consider an allocation strategy.

PAST PERFORMANCE

     This Prospectus does not include performance information because the Portfolio did not commence operations prior to the date of this Prospectus.

FEES AND EXPENSES OF INVESTING IN THE PORTFOLIO

     This table estimates the fees and expenses that you indirectly pay if you invest in a Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to a Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ...........................N/A
Maximum Deferred Sales Charge (Load)........................................N/A
Redemption Fee..............................................................N/A

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees............................................................1.00%
Distribution (12b-1) Fees..................................................0.25%
Other Expenses1............................................................0.25%
Total Annual Portfolio Operating Expenses..................................1.50%
Expense Reimbursement2 ....................................................0.05%
Net Expenses ..............................................................1.45%

1 The Portfolio's other expenses are based on estimated amounts for the current fiscal year.
2 The Portfolio's adviser has contractually agreed to waive fees to maintain total operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.45% of the Portfolio's average daily net assets through May 1, 2004. This fee waiver in part will include a waiver passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except for expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 year            3 years
         ------            -------
          $152               $484

     MANAGEMENT

     About the Adviser

     Access Fund Management, LLC ("Access"), a Florida limited liability company, serves as the Portfolios' investment adviser. Access was formed on December 31, 2002 and is located at 475 Hickorynut Avenue, Oldsmar, Florida 34677. For its services, Access receives an annual fee from each Portfolio equal to 1.00% of its average annual daily net assets. Access (and each sub-adviser) may pay certain financial institutions (which may include banks, brokers, insurance companies, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Portfolio shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

     About the Sub-Advisers

     Wells S&P REIT Index Portfolio. Wells Asset Management, Inc. ("Wells"), 6200 The Corners Parkway, Suite 250, Atlanta, Georgia, serves as sub-adviser to the Wells S&P REIT Index Portfolio. Wells was established in 1997 and provides investment management services to a broad range of clients including other investment companies. For its services as sub-adviser, Wells receives an annual fee from Access equal to 0.40% of the Portfolio's average daily net assets.

     Wells has retained PADCO Advisors, Inc., d/b/a Rydex Global Advisors ("Rydex"), 9601 Blackwell Road, Suite 500, Rockville, Maryland manage the Portfolio's investments. Rydex has been managing investments for institutional investors since 1993, and has approximately 9 years of experience managing mutual fund portfolios that correlate to an index. An investment committee of Rydex is responsible for the day-to-day management of the Portfolio. For its services to the Portfolio and the Wells S&P Index Fund, a series of the Wells Family of Real Estate Funds, Rydex receives an annual fee from Wells equal to 0.20% of the combined average daily net assets of the Portfolio and the Wells S&P Index Fund, up to $100,000,000, 0.15% of such assets from $100,000,000 to $500,000,000 and 0.10% of such assets in excess of $500,000,000.

     Potomac Dow 30SM Plus Portfolio, Potomac OTC Plus Portfolio, and Access U.S. Government Money Market Portfolio. Rafferty Asset Management, LLC ("Rafferty"), 500 Fifth Avenue, Suite 415, New York, New York 10110, serves as sub-adviser to the Potomac Dow 30SM Plus Portfolio, the Potomac OTC Plus Portfolio and the Access U.S. Government Money Market Portfolio. Rafferty has been managing mutual funds since June 1997. An investment committee of Rafferty is responsible for the day-to-day management of the Portfolios. For its services as sub-adviser, Rafferty receives an annual fee from Access equal to 0.40% of the applicable Portfolio's average daily net assets.

     Replacement of a Sub-Adviser*

     The Trust intends to obtain an order from the Securities and Exchange Commission that permits the Portfolio and the investment adviser, subject to certain conditions, and without the approval of shareholders to:

     (1) employ a new unaffiliated sub-adviser for a Portfolio pursuant to the terms of a new investment sub-advisory agreement, either as a
          replacement   for  an  existing   sub-adviser   or  as  an  additional
          sub-adviser;

     (2)  materially change the terms of any sub-advisory agreement; and

     (3) continue the employment of an existing sub-adviser on the same sub-advisory contract terms where a contract has been assigned because of a change in control of the sub-adviser. In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

          *The term sub-adviser also applies to firms serving as a
          sub-sub-adviser   to  a  Portfolio.

ADDITIONAL INFORMATION ABOUT STRATEGIES AND RISKS

     Information Applicable to All Portfolios

     Change of Investment Objective. The investment objective of a Portfolio may
     -------------------------------
be changed without shareholder approval.

     New Adviser.  The adviser,  Access Fund Management,  LLC, is a newly formed
     ------------
corporation and has no experience managing mutual funds.

     Information   Applicable  to  All  Portfolios   (except  the  Money  Market
Portfolio)

     Temporary Defensive  Positions.  It is the policy of each of the
     -------------------------------
Portfolios to pursue its investment objective regardless of market conditions and not to take defensive positions. None of these Portfolios will adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for its target index. However, because it may be difficult for any of these Portfolios to achieve its investment objective any time its assets fall below $2 million, the sub-adviser may invest the assets of the Portfolios in money market instruments, securities of other no-load mutual funds or repurchase agreements until the level of net assets is sufficient to permit investment in the desired investments. Any of the Portfolios may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, the Portfolio may not achieve its investment objective during these periods.

     Other Investment  Companies.  The Portfolios may invest in other investment
     ----------------------------
companies and index products, including exchange traded funds such as Standard & Poor's Depositary Receipts (commonly referred to as SPDRs), DIAMONDS, iShares and the NASDAQ 100 tracking stock (NASDAQ Symbol QQQ). SPDRs are exchange-traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. The price and dividend yield of SPDRs and S&P Sector SPDRs track the movement of the appropriate S&P index relatively closely. DIAMONDS represent an investment in a unit investment trust ("DIAMONDS Trust") that owns shares in proportion to the weightings of the stocks comprising the Dow Index. The
DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the Dow Index. The DIAMONDS Trust's shares trade on the American Stock Exchange ("AMEX"). QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasdaq 100 and whose shares trade on the AMEX. The iShare products own the stocks in various sector indexes, such as the Morgan Stanley Corporate 100 Bond Index. A Portfolio will indirectly bear its proportionate share of any fees and expenses paid by the exchange traded funds in which it invests in addition to the fees and expenses payable directly by the Portfolio. Therefore, the Portfolio will incur higher expenses, many of which may be duplicative.

     Risks Applicable only to the Potomac OTC Plus Portfolio, Potomac Dow 30SM Plus Portfolio.

     High Portfolio  Turnover.  The annual portfolio turnover rate is the number
     -------------------------
of times a Portfolio's securities are replaced in a period of one year. Increased turnover necessarily results in correspondingly higher brokerage costs and other transaction costs that the Portfolio must pay, and may result in accelerated realization of capital gains for federal income tax purposes. The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio's performance. In addition, large movements of assets into and out of the Portfolio may negatively impact its abilities to achieve its investment objectives or its level of operating expenses.

     Information Applicable only to the REIT Index Portfolio

     About REITs.  REITs are  generally  classified  as equity  REITs,  mortgage
     ------------
REITs, or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Equity REITs also offer the potential for growth as a result of property appreciation and, in addition, occasional capital gains from the sale of appreciated property. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage-backed investments. They will derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.

     Investors buy shares in REITs rather than investing directly in properties because direct ownership of real estate can be costly and difficult to quickly convert into cash. REITs do not have to pay income taxes if they meet certain

Internal Revenue Code requirements. To qualify, a REIT must distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property. REITs offer investors greater liquidity and diversification than does direct ownership of a handful of properties.

     Tracking the Index.  Under normal  market  conditions,  at least 95% of the
     -------------------
Portfolio's total assets will be invested in the stocks included in the S&P REIT Index. The proportion of the Portfolio's assets invested in each stock held in the Portfolio is substantially similar to the proportion of the Index represented by the stock. For example, if a stock represents 2% of the value of the Index, the Portfolio invests approximately 2% of its assets in the stock. The Portfolio will normally be invested in all of the stocks that comprise the S&P REIT Index, except when changes are made to the Index itself. The sub-adviser monitors daily the composition of the Index and makes adjustments to the Portfolio as necessary in order to correlate with the Index.

     The Portfolio will attempt to achieve a correlation between its performance and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Portfolio's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Portfolio's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by S&P and the timing of purchases and redemptions. If the Portfolio consistently fails to achieve its targeted correlation, the Portfolio will reassess its investment strategies, cash management policies and expense ratio in an attempt to achieve a correlation of 0.95 or higher.

OTHER INFORMATION

     Purchase and Redemption of Shares

     As described earlier in this prospectus, shares of the Portfolios are intended to be sold to certain separate accounts of participating life insurance companies. Shares are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. (However, certain sales and other charges may apply to the policies or annuity contracts, as described in the product prospectus.)

     Valuation of Shares

     The price you pay for your shares is based on the applicable Portfolio's net asset value per share ("NAV"). The NAV is calculated as of the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Portfolio's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

     The Portfolios' assets are generally valued at their market value. Short-term debt securities and money market securities are valued using the "amortized" cost method. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by a participating life insurance company, or retirement plan, in proper form.

     Dividends and Distributions

     The Portfolios typically distribute substantially all of their net investment income in the form of dividends and taxable capital gains to their shareholders. These distributions are automatically reinvested in the applicable Portfolio unless you request cash distributions on your application or through a written request. The Access Money Market Portfolio expects that its distributions, if any, will consist primarily of income. The rest of the Portfolios expect that their distributions, if any, will consist primarily of capital gains.

     Taxes

     Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

     Shares of each Portfolio are offered only to the separate accounts of participating life insurance companies and their affiliates. Separate accounts are insurance company separate accounts that fund the policies and the annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the prospectus for the applicable policy or annuity contract.

     Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on each Portfolio. Each Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the Investment Company Act of 1940. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by "safe harbor" rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

     Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a Portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance companies, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

     The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisors.


     Distribution Plan

     Each Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Each Plan allows the Portfolio to pay distribution fees for the sale and distribution of its shares and allows the Portfolio to pay for services provided to shareholders. Shareholders of each Portfolio pay annual 12b-1 expenses of up to 0.25%. Because 12b-1 fees are paid out a Portfolio's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

     Unified Financial Securities, Inc. ("UFS") distributes each Portfolio's shares. To receive payments made pursuant to a Distribution Plan, intermediaries must sign the appropriate agreement with UFS in advance. The sub-advisers may allocate brokerage transactions in a manner that takes into account the sale of shares of the Portfolios, provided that the Portfolios receive brokerage services and commission rates comparable to those of other broker-dealers.

     No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the Portfolios or UFS. This prospectus and the related SAI do not constitute an offer by the Portfolios or by UFS to sell shares of Portfolios to or to buy shares of the Portfolios from any person to whom it is unlawful to make such offer.

     Brokerage Enhancement Plan

     The Trust has adopted, in accordance with the substantive provisions of Rule 12b-1 under the 1940 Act, a Brokerage Enhancement Plan (the "Plan") for each of its Portfolios. The Plan will use available brokerage commissions to promote the sale and distribution of each Portfolio's shares. Under the Plan, the Trust will use recaptured commissions to pay for distribution expenses. The Portfolios do not incur any asset based or additional fees or charges under the Plan.

     Costs and Market Timing

     Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back again after a short period of time. As money is shifted in and out, a Portfolio incurs expenses for buying and selling securities. These costs are borne by all Portfolio shareholders, including the long-term investors who do not generate the costs. We reserve the right to reject any transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a Portfolio's operations or if the participating insurance company would reject the purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

                                 PRIVACY POLICY

     The following is a description of the Portfolios' policies regarding disclosure of nonpublic personal information that you provide to a Portfolio or that a Portfolio collects from other sources. You should refer to the prospectus of the insurance company's separate account or your plan documents for a description of the policies regarding disclosure of your nonpublic personal information.

     Categories of Information the Portfolios Collect. Each Portfolio collects the following nonpublic personal information about you:

     o Information the applicable Portfolio receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

     o Information about your transactions with the applicable Portfolio, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     Categories of Information the Portfolios Discloses. The Portfolios do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Portfolios are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the applicable Portfolio's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Portfolios restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. Each Portfolio maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this Prospectus by reference, contains detailed information on each Portfolio's policies and operations. Shareholder reports contain management's discussion of market conditions and investment strategies that significantly affected the Portfolios' performance results as of the Portfolios' latest semi-annual or annual fiscal year end.

     Call the Portfolios at 800-862-3863 to request free copies of the SAI and each Portfolio's annual and semi-annual reports, to request other information about the Portfolios and to make shareholder inquiries.

     You may review and copy information about the Portfolios (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the
Portfolios on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



















Investment Company Act #811-21312

                         ACCESS VARIABLE INSURANCE TRUST

                        Wells S&P REIT IndexSM Portfolio
                           Potomac OTC Plus Portfolio
                         Potomac Dow 30SM Plus Portfolio
                  Access U.S. Government Money Market Portfolio

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2003


     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Access Variable Insurance Trust dated May 1, 2003. A free copy of the Prospectus can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-800-862-3863.

TABLE OF CONTENTS                                                          PAGE

DESCRIPTION OF THE TRUST AND THE PORTFOLIOS...................................2

ADDITIONAL INFORMATION ABOUT PORTFOLIO INVESTMENTS AND RISK

   CONSIDERATIONS.............................................................3

INVESTMENT RESTRICTIONS......................................................11

THE INVESTMENT ADVISOR AND SUB-ADVISER.......................................13

DISTRIBUTION PLAN............................................................16

TRUSTEES AND OFFICERS........................................................17

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................19

DETERMINATION OF SHARE PRICE.................................................20

ADDITIONAL TAX INFORMATION...................................................21

INVESTMENT PERFORMANCE.......................................................23

CUSTODIAN....................................................................24

DISTRIBUTOR..................................................................24

ACCOUNTANTS..................................................................24

TRANSFER AGENT...............................................................24

FINANCIAL STATEMENTS.........................................................26

DESCRIPTION OF THE TRUST AND THE PORTFOLIOS

     WellsS&P REIT Index Portfolio, Potomac OTC Plus Portfolio, Potomac Dow 30SM Plus Portfolio and Access U.S. Government Money Market Portfolio (each a "Portfolio" or, collectively, the "Portfolios") are each organized as a series of the Access Variable Insurance Trust (the "Trust"). Wells S&P REIT IndexSM Portfolio and Access U.S. Government Money Market Portfolio are diversified portfolios. Potomac OTC Plus Portfolio and Potomac Dow 30SM Plus Portfolio are non-diversified.

     The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated February 8, 2003 (the "Trust Agreement") and is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The investment adviser for each Portfolio is Access Fund Management, LLC (the "Adviser"). Each of the Portfolios has a sub-adviser. For information concerning the sub-adviser of each Portfolio, see "The Investment Adviser and Sub-Advisers" in this Statement of Additional Information.

     The Portfolios do not issue share certificates. All shares of each Portfolio are held in non-certificate form registered on the books of each Portfolio's transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series, with each other share of that series, and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series, so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares owned. All shares of each Portfolio have equal voting rights and liquidations rights. The Trustees can amend the Declaration of Trust, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of each Portfolio is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of a Portfolio's shareholders.

     The Trust has entered into a sublicensing agreement with Dow Jones & Company, Inc. ("Dow Jones") to permit the use of certain servicemarks and trade names of the Dow Jones Industrial AverageSM (the "Dow Index") and data included in the Dow Index in connection with its registration statement and other materials for the Potomac Dow 30SM Plus Portfolio. The adviser to the Wells S&P REIT IndexSM Portfolio has entered into a licensing agreement with Standard & Poor's Corporation ("S&P") to permit the use of certain servicemarks and trade names of the S&P Real Estate Investment Trust Composite IndexSM (the "S&P REIT Index") and data included in the S&P REIT Index in connection with its registration statement and other materials for the Wells S&P REIT IndexSM Portfolio. These licensing agreements are solely for the Trust's benefit and not for the benefit of the owners of the Trust or any other third parties.

     The Portfolios are not sponsored, endorsed, sold or promoted by Dow Jones or S&P and none of them will have any liability in connection with the Trust. Dow Jones and S&P make no representation or warranty, express or implied, to the purchasers of any of the Portfolios or any member of the public regarding (i) the advisability of investing in securities generally or of investing in any of the Portfolios particularly, (ii) the ability of the Portfolios to track the market performance of any index of Dow Jones, or S&P, (iii) the results to be obtained by the Portfolios, purchasers of the Portfolios, or any other person or entity from the use of any of the indexes of Dow Jones or S&P or any data included therein, (iv) the accuracy or completeness of any of the indexes of Dow Jones or S&P or any data included therein, or (v) the merchantability or fitness for a particular purpose of the indexes of Dow Jones or S&P or any data included therein. Dow Jones and S&P have no obligation or liability for any errors, omissions or interruptions in any of the indexes of them or data related to them and under no circumstances will Dow Jones or S&P be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones or S&P know that such losses might occur. Dow Jones and S&P do not have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Trust, have any responsibility or liability for the administration, management or marketing of the Trust or to consider the needs of the Trust or the owners of the Trust in determining, composing or calculating the Dow Index or S&P REIT Index, respectively. The only relationship between Dow Jones or S&P and the Trust is the licensing of certain servicemarks and trade names.

     The Trust plans to offer the Portfolios' shares on a continuous basis to insurance companies that offer variable life and variable annuity insurance contracts ("Contracts") and to certain qualified retirement plans. Presently, each Portfolio is only offered through separate accounts of the Western Reserve Life Assurance Co. of Ohio and its affiliates (the "Insurance Company"). The Trust intends to file an Application for Exemptive Order with the SEC, which, when approved, will allow the Portfolios to be offered through the separate accounts of multiple insurance companies and to qualified plans.

     In the future, the Portfolios may offer shares to other separate accounts of the Insurance Company as well as other life insurance companies to fund benefits under Contracts. The Portfolios do not foresee any disadvantage to purchasers of Contracts arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of purchasers of various Contracts to conflict. For example, violation of the federal tax laws by one separate account investing in any of the Portfolios could cause the Contracts funded through another separate account to lose their tax-deferred status, unless remedial action is taken. If a material, irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its participation in one or more of the Portfolios. If it becomes necessary for any separate account to replace shares of any of the Portfolios with another investment, such Portfolios may have to liquidate securities on a disadvantageous basis. At the same time, the Adviser, each sub-adviser and each Portfolio are subject to conditions imposed by the SEC designed to prevent or remedy any conflict of interest. In this connection, the Board of Trustees has the obligation to monitor events in order to identify any material, irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.


     Prior to the public offering of the Portfolios, the Adviser purchased all of the outstanding shares of the Wells S&P REIT Index Portfolio, Potomac OTC Plus Portfolio, Potomac Dow 30SM Plus Portfolio and Access U.S. Government Money Market Portfolio and may be deemed to control these Portfolios. As the controlling shareholder, the Adviser could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Portfolio's fundamental policies or the terms of the management agreement with the Adviser. After the public offering commences, it is anticipated that the Adviser will no longer control the Portfolios. Contract owners may be deemed to beneficially own shares of the Portfolios, to the extent that they are given the right to provide voting instructions with regard to shares in the Portfolios.

     For a description of the methods used to determine the share price and value of each Portfolio's assets, see "Valuation of Shares" in the Portfolios' Prospectus and "Determination of Share Price" in this Statement of Additional Information.


ADDITIONAL INFORMATION ABOUT EACH PORTFOLIO'S INVESTMENTS AND RISK
CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments that each Portfolio may make and some of the techniques that may be used, as described in the Prospectus.

Equities
--------

     Each Portfolio (except the Access U.S. Government Money Market Portfolio) may invest in equity securities, which include common stocks, preferred stocks, convertible securities, warrants and rights.

     Common Stocks.  Common stocks represent the residual  ownership interest in
     --------------
an issuer and are entitled to the income and increase in the value of the assets and business of the issuer after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights.

     Preferred Stocks. Preferred stocks have preference over common stock in the
     -----------------
receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved.

     Convertible  Securities.  Convertible  securities  include corporate bonds,
     ------------------------
notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock, within a particular period of time, at a specified price or formula. A convertible security generally entitles a holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.

     Warrants and Rights.  Warrants are options to purchase equity securities at
     --------------------
a specified price valid for a specific time period. Warrants may be either perpetual or of limited duration but usually do not have voting rights, pay dividends or have rights with respect to the assets of the corporation issuing them. Rights are similar to warrants, but normally have shorter durations.

Debt Securities
---------------

     Corporate Debt  Securities.  Corporate  debt  securities are bonds or notes
     ---------------------------
issued by corporations and other business organizations, including business trusts, in order to finance credit needs. Corporate debt securities include commercial paper that consists of short term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance current operations. The Adviser and sub-adviser consider corporate debt securities to be of investment grade quality if they are rated "A-" or higher by S&P, "A-3" or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Portfolio's sub-adviser to be of comparable quality.

Money Market Instruments and United States Government Securities
----------------------------------------------------------------

     Each Portfolio may invest in money market instruments consistent with the Portfolio's investment objectives. Money market instruments may include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, including direct obligations of the U.S. Treasury ("U.S. Government Securities"). U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations while others are supported only by the credit of the agency or instrumentality.

     Access  U.S.  Government  Money  Market  Portfolio  seeks  to  achieve  its investment objectives by investing primarily in high quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities fully collateralized by such obligations, that have been determined by the Portfolio's sub-adviser to present minimal credit risk.

     U.S. Treasury bonds, notes and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Securities issued by some U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

     Money market instruments also may include Bankers' Acceptances and Certificates of Deposit of domestic branches of U.S. banks, commercial paper and Variable Amount Demand Master Notes ("Master Notes"), and shares of money market investment companies.

     Bankers' Acceptances are time drafts drawn on and "accepted" by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. A Bankers' Acceptance, therefore, carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Portfolios would generally be in amounts of $100,000 or more.

     Commercial paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial paper maturity generally ranges from two to two hundred seventy days and is usually sold on a discounted basis rather than as an interest-bearing instrument. A Portfolio will invest in commercial paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization ("NRSRO") or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser's or respective sub-adviser's assessment.

     Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by a Portfolio only through the Master Note program of that Portfolio's custodian, acting as administrator thereof. Each Portfolio's sub-adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Portfolio. A Portfolio may invest in shares of money market investment companies to the extent permitted by the 1940 Act. Investments by a Portfolio in shares of other investment companies may result in duplication of advisory and administrative fees and other expenses. See "Investments in Other Investment Companies" below.

Foreign Markets and American Depositary Receipts
------------------------------------------------

     Potomac OTC Plus Portfolio may invest in American Depositary Receipts ("ADRs"). ADRs are U.S. dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are issued by U.S. banks as a convenience to investors, in lieu of the underlying shares that it holds in custody. Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Foreign stock markets are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than
securities  of  comparable  U.S.  issuers.  In  addition,   there  may  be  less
information publicly available about a foreign company than about a U.S. company. Foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States.

     Potomac OTC Plus Portfolio and Potomac Dow 30SM Plus Portfolio may have additional indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices.

Illiquid Investments and Restricted Securities
----------------------------------------------

     No Portfolio will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Illiquid securities for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities. Securities currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days,
(2) securities for which market quotations are not readily available, (3) over-the-counter ("OTC") options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand, (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     A Portfolio may not be able to sell illiquid securities when the sub-adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid securities may require more time and result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset values.

     Notwithstanding  the  foregoing,  each  Portfolio  (except  the Access U.S.
Government Money Market Portfolio) may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A of the Securities Act of 1933, as amended ("1933 Act"). Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Portfolio could affect adversely the marketability of such securities and a Portfolio may be unable to dispose of such securities promptly or at reasonable prices. Each respective sub-adviser, under the supervision of the Adviser and the Board of Trustees, will consider and monitor whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolios' restriction of investing no more than 15% of its net assets in illiquid securities.

Indexed Securities
------------------

     Wells S&P REIT Index Portfolio, Potomac OTC Plus Portfolio and the Potomac Dow 30SM Plus Portfolio may purchase indexed securities consistent with each Portfolio's investment objectives. Indexed securities are those, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

     The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. Indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" above.

     In addition, Potomac OTC Plus Portfolio and Potomac Dow 30SM Plus Portfolio may invest in a range of exchange-traded funds. Exchange traded funds may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS,SM Nasdaq-100 Index Tracking Stock ("QQQs") and iShares. SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price IndexTM ("S&P 500 Index") and whose shares trade on the American Stock Exchange ("AMEX"). The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. DIAMONDS represent an investment in a unit investment trust ("DIAMONDS Trust") that owns shares in proportion to the weightings of the stocks comprising the Dow Index. The
DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the Dow Index. The DIAMONDS Trust's shares trade on the AMEX. QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasadaq 100 and whose shares trade on the AMEX. The iShare products own the stocks in various sector indexes, such as the Morgan Stanley Corporate 100 Bond Index. Investments in SPDRs, DIAMONDS, QQQs and iShares are considered to be investment companies, see "Investments in Other Investment Companies" below.

Investments in Other Investment Companies
-----------------------------------------

     Each Portfolio may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and each Portfolio's investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Portfolio becomes a shareholder of that investment company. As a result, the Portfolios' shareholders indirectly will bear a Portfolio's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Portfolio's shareholders directly bear in connection with the Portfolio's own operations.

Options, Futures and Other Strategies
-------------------------------------

     General. Potomac OTC Plus Portfolio and Potomac Dow 30SM Plus Portfolio may
     --------
invest in certain options, futures contracts and options on futures contracts (collectively, "Financial Instruments"). The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a Portfolio's ability to use Financial Instruments may be limited by tax considerations.

     Special  Risks.  Options and futures  prices can diverge from the prices of
     ---------------
their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Prices may also diverge as a result of differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options, futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

     A Portfolio's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. If a Portfolio were unable to close out its positions in a Financial Instrument, it might be required to continue to maintain such assets or accounts or make payments until the Financial Instrument expires or matures. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Portfolio.

     Cover.  Transactions  using  Financial  Instruments,  other than  purchased
     ------
options, expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above, in compliance with SEC guidelines regarding cover for these instruments. Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.

     Options. The value of an option position will reflect,  among other things,
     --------
the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board

Options Exchange ("CBOE"), the AMEX and other exchanges, as well as the OTC markets. Because options premiums paid or received by a Portfolio are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

     The Portfolios may effectively terminate the right or obligation under an option by entering into a closing transaction. Closing transactions permit a Portfolio to realize profits or limit losses on an option position prior to its exercise or expiration. A Portfolio's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. If a Portfolio were unable to effect a closing transaction for an option it has purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Portfolio could cause material losses because the Portfolio would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

     Over-The-Counter  Options on  Securities.  Potomac OTC Plus  Portfolio  and
     -----------------------------------------
Potomac Dow 30SM Plus Portfolio may invest in over-the-counter options ("OTC options"). OTC options generally are established through negotiation with the other party to the option contract and OTC options generally involve greater risk than exchange-traded options. While exchange traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction, OTC options are contracts between a Portfolio and its counterparty with no clearing organization guarantee. Failure by the counterparty to make or take delivery of the underlying investment would result in the loss of any premium paid by the Portfolio as well as the loss of any expected benefit of the transaction. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

     Options on Indices.  Potomac OTC Plus  Portfolio  and Potomac Dow 30SM Plus
     -------------------
Portfolio may invest in index options. Options on indices are similar to options on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts.

     If a Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

     Futures  Contracts  and  Options on  Futures  Contracts.  Potomac  OTC Plus
     --------------------------------------------------------
Portfolio and Potomac Dow 30SM Plus Portfolio may invest in futures contracts. A futures contract (sometimes referred to as "futures") obligates the seller to deliver and the purchaser to take delivery of the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver and the purchaser to take an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

     When a Portfolio writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. Whether the Portfolio realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Portfolio's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. When a Portfolio purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. The Portfolios only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

     Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position. If a Portfolio were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.

     Participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. From the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     To the extent that a Portfolio enters into futures contracts or options on futures contracts, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. This policy does not limit to 5% the percentage of a Portfolio's assets that are at risk in futures contracts and options on futures contracts.

     Combined  Positions.  Potomac OTC Plus  Portfolio and Potomac Dow 30SM Plus
     --------------------
Portfolio may each purchase and write combined options. A Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Repurchase Agreements
---------------------

     Each Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities. A repurchase agreement is a short term investment in which the purchaser (i.e., a Portfolio) acquires ownership of U.S. Government Securities (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Portfolio engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Portfolio could experience both delays in liquidating the underlying security and losses in value. However, the Portfolios intend to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by each sub-adviser to be creditworthy. Repurchase agreements are considered loans collateralized by the securities. No Portfolio may enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

Swap Agreements
---------------

     Potomac OTC Plus Portfolio and Potomac Dow 30SM Plus Portfolio may enter into equity index swap agreements, consistent with each Portfolio's investment objectives, for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns, or differentials in rates of return, earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

     Most swap agreements entered into by the Portfolios calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Because swap agreements do not involve the delivery of securities or other underlying assets, if the other party to a swap agreement defaults, a Portfolio's risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any.

     The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account. Each of the Portfolios will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Portfolio's investment restriction concerning senior securities.

     Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Portfolio illiquid investment limitation. No Portfolio will enter into any swap agreement unless the Portfolio's sub-adviser believes that the other party to the transaction is creditworthy. The Portfolios will not enter into any swap agreement unless the other party to the transaction would be eligible for consideration as a repurchase agreement party under the Portfolios' repurchase agreement guidelines.

     Borrowing
     ---------

     Potomac OTC Plus Portfolio and Potomac Dow 30SM Plus Portfolio may borrow money up to 33 1/3% of the value of its total assets for investment purposes, which is a form of leveraging. Purchasing securities with borrowed money is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Portfolio's net asset value and on a Portfolio's investments. Although the principal of such borrowings will be fixed, each Portfolio's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Portfolio. To the extent the income derived from securities purchased with borrowed Portfolio exceeds the interest a Portfolio will have to pay, that Portfolio's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with money borrowed by a Portfolio is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.

Lending Portfolio Securities
----------------------------

     Each Portfolio may lend securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing any combination of short-term U.S. Government Securities and cash as collateral with the Portfolio. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked-to-market daily. While a Portfolio's securities are on loan, the
Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. Loans would be subject to termination by the lending Portfolio on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Portfolio and that Portfolio's shareholders. A lending Portfolio may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

Tracking Error
--------------

     Several factors may affect the Potomac OTC Plus Portfolio's and the Potomac Dow 30SM Plus Portfolio's ability to track the performance of their applicable indices. Among these factors are: (1) Portfolio expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover);
(2) less than all of the securities in the target index being held by a Portfolio and securities not include din the target index being held by a Portfolio; (3) an imperfect correlation between the performance of instruments held by a Portfolio, such as futures contracts and options, and the performance of the underlying securities in the case market comprising an index; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Portfolio holding instruments that are illiquid or the market for which becomes disrupted; (6) the need to conform a Portfolios' portfolio holdings to comply with that Portfolio's investment restrictions or policies, or regulatory or tax law requirements; and (7) market movements that run counter to a leverage Portfolio's investments (which will cause divergence between the Portfolio and its target index over time due to the mathematical effects of leveraging).

     While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, a Portfolio's short-term performance will reflect such deviation from its target index.


INVESTMENT RESTRICTIONS
-----------------------

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Portfolio and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of any Portfolio. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of a Portfolio means the lesser of: (a) 67% or more of the outstanding shares of a Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented at such meeting, or (b) more than 50% of the outstanding shares of the Portfolio. Other investment practices that may be changed by the Board of Trustees without the approval of shareholders, to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental.

     1. Borrowing Money. The Portfolios will not borrow money, except (a) from a
        ----------------
bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Portfolio's total assets at the time when the borrowing is made. This limitation does not preclude any Portfolio from entering into reverse repurchase transactions, provided that the Portfolio has an asset coverage of 300% for all borrowings and repurchase commitments of the Portfolio's pursuant to reverse repurchase transactions.

     2. Senior Securities. The Portfolios will not issue senior securities. This
        ------------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by any Portfolio, provided that the Portfolio's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

     3.  Underwriting.  The Portfolios will not act as underwriter of securities
         -------------
issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of investment portfolio securities, including restricted securities, the Portfolios may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Portfolios will not purchase or sell real estate.
            ------------
This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude any Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate, including real estate investment trusts. This limitation does not preclude the Wells S&P REIT Index Portfolio from investing at least 80% of its assets in real estate investment trusts that are part of the S&P REIT Index.

         5. Commodities. The Portfolios will not purchase or sell commodities
            ------------
unless acquired as a result of ownership of securities or other investments. This limitation does not preclude any Portfolio from purchasing or selling indexed securities, swap agreements, options, futures or related contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Portfolios will not make loans to other persons, except
            ------
(a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration.  No Portfolio will invest 25% or more of its total assets
        --------------
in a particular industry, except that the Wells S&P REIT Index Portfolio will invest at least 25% of its assets in securities of issues in the real estate industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8.  Diversification.  The Wells  S&P REIT  IndexSM  Portfolio,  Opportunity
     --------------------
Growth Portfolio and Access U.S. Government Money Market Portfolio will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Portfolio will be invested in cash and cash items, including receivables, Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount, determined immediately after the latest acquisition of securities of the issuer, not greater in value than 5% of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Portfolio and are non-fundamental ("Non-Fundamental"), see "Investment Limitations" above.

     1. Pledging.  The Portfolios will not mortgage,  pledge,  hypothecate or in
        ---------
any manner transfer, as security for indebtedness, any assets of any Portfolio except as may be necessary in connection with borrowings described above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.  Borrowing.  No Portfolio will purchase any security  while  borrowings,
         ----------
including reverse repurchase agreements, representing more than one third of its total assets are outstanding.

     3. Margin Purchases.  No Portfolio will purchase securities or evidences of
        -----------------
interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Portfolio for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Illiquid Investments.  No Portfolio will invest more than 15% of its net
        ---------------------
assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.


THE INVESTMENT ADVISER AND SUB-ADVISERS

Investment Adviser

     The investment adviser to each of the Portfolios is Access Fund Management, LLC, 475 Hickorynut Avenue, Oldsmar, Florida 34677. The Adviser was organized as a Florida limited liability company in 2003. Michael V. Williams and Mark T. Bolt are the sole members of the Adviser, and each is a manager of the Adviser, and may be deemed to control the Adviser.

     Under the terms of a management agreement (the "Agreement"), the Adviser manages each Portfolio's investments subject to approval of the Board of Trustees. As compensation for its management services, each Portfolio is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average value of its daily net assets. The Trust bears all other expenses that are not assumed by the Adviser. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Portfolio may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation. Effective upon the commencement of operations of each Portfolio through April 30, 2004, the Adviser has contractually agreed to waive fees to the extent necessary to maintain each Portfolio's total operating expenses (excluding brokerage costs; borrowing costs (such as (a) interest, and (b) dividend expenses on securities sold short); taxes; and extraordinary or non-recurring expenses) at 1.45% of the Portfolio's average daily net assets for that period. Any waiver is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver occurred, if the Portfolio is able to make the payment without exceeding the 1.45% expense limitation. Such repayment will only occur after the applicablesub-adviser has been fully repaid for any fee waiver or expense reimbursement under the Sub-Adviser's Letter Agreement.

     The Adviser retains the right to use the name "Access" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Access" automatically ceases ninety (90) days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to insurance companies or other financial institutions that provide shareholder services and administer shareholder accounts. Insurance companies or other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of these services will be lower than to those shareholders who do not. Each Portfolio may from time to time purchase securities issued by insurance companies or other financial institutions that provide such services, however, in selecting investments for a Portfolio, no preference will be shown for such securities.

     The  Adviser  shall  not be  liable  to the  Trust or any  shareholder  for anything  done or omitted by it,  except  acts or  omissions  involving  willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Agreement.

The Sub-Advisers

     The sub-adviser to Wells S&P REIT Index Portfolio is Wells Asset Management, Inc. ("Wells"), 6200 The Corners Parkway, Atlanta, Georgia 30092. Leo F. Wells III, as the controlling shareholder of Wells, may directly or indirectly receive benefits from the advisory fees paid to the Adviser. Mr. Wells is the president and CEO of Wells, Wells Capital, Inc., and various other related companies. Mr. Wells, through various organizations under his control, has extensive experience in the acquisition, disposition, management, leasing and development of investment real estate. Under the terms of the sub-advisory agreement with the Adviser, Wells receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the Portfolio. Effective upon the commencement of operations of the Portfolio through April 30, 2004, Wells has contractually agreed to waive fees or reimburse other expenses of the Portfolio to the extent necessary to maintain the Portfolio's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividend expenses on securities sold short; taxes; and extraordinary and non-recurring expenses) at 1.50% of the Portfolio's average daily net assets for that period. The Adviser has agreed to waive its fees in an amount equal to the sub-adviser's fee waiver during the period. Any waiver or reimbursement of operating expenses is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver or reimbursement occurred, if the Portfolio is able to make the payment without exceeding the 1.50% expense limitation.

     Wells retains the right to use the name "Wells" in connection with another investment company or business enterprise with which Wells is or may become associated. The Trust's right to use the name "Wells" automatically ceases ninety (90) days after termination of the sub-advisory agreement and may be withdrawn by Wells on ninety days written notice.

     Wells has retained PADCO Advisors, Inc., d/b/a Rydex Global Advisors ("Rydex"), 9601 Blackwell Road, Suite 500, Rockville, Maryland manage the Wells S&P REIT Index Portfolio's investments. Albert P. Viragh, Jr. is the controlling shareholder and principal executive officer of Rydex. For its services, Rydex receives an annual fee from Wells equal to 0.20% of the combined average daily net assets of the Portfolio and the Wells S&P Index Fund, both a series of the Wells Family of Real Estate Funds, up to $100,000,000, 0.15% of such assets from $100,000,000 to $500,000,000 and 0.10% of such assets in excess of $500,000,000;
subject to a minimum monthly fee of $10,000.

     The sub-adviser to Potomac OTC Plus Portfolio, Potomac Dow 30SM Plus Portfolio and Access U.S. Government Money Market Portfolio is Rafferty Asset Management, LLC ("Rafferty"), 500 Fifth Avenue, Suite 415, New York, New York 10110. Rafferty was organized as a New York limited liability corporation in June 1997. Under the terms of a sub-advisory agreement with the Adviser, Rafferty receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the Portfolio. Effective upon the commencement of operations of the Portfolio through April 30, 2004, Rafferty has contractually agreed to waive fees or reimburse other expenses of each of the Portfolios it manages to the extent necessary to maintain the Portfolio's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividend expenses on securities sold short; taxes; and extraordinary and non-recurring expenses) at 1.50% of the Portfolio's average daily net assets for that period. The Adviser has agreed to waive its fees in an amount equal to the sub-adviser's fee waiver during the period. Any waiver or reimbursement of operating expenses is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver or reimbursement occurred, if the Portfolio is able to make the payment without exceeding the 1.50% expense limitation.

     Rafferty retains the right to use the name "Potomac" in connection with another investment company or business enterprise with which Rafferty is or may become associated. The Trust's right to use the name "Potomac" automatically ceases ninety (90) days after termination of the sub-advisory agreement and may be withdrawn by Rafferty on ninety days written notice.

     For purposes of each sub-adviser's fee waiver and expense reimbursement obligations described above, "operating expenses" of a Portfolio, include: (i) legal, auditing and accounting expenses; (ii) registration fees under federal and state securities laws; (iii) insurance expenses; (iv) fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, plan agent, administrator, accounting and pricing services agent and underwriter of the Portfolio; (v) expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Portfolio; (vi) the cost of printing or preparing stock certificates or any other documents, statements or reports to shareholders; (vii) expenses of shareholders' meetings and proxy solicitations; (viii) advertising, promotion and other expenses incurred directly or indirectly in connection with the sale or distribution of the Portfolio's shares that the Portfolio is authorized to pay pursuant to Rule 12b-1 under the Act; (ix) fees paid to the Adviser, (x) fees and expenses of the non-interested person Trustees, and (xi) the cost of preparing and distributing reports and notices to shareholders, and the cost of printing or preparing prospectuses and statements of additional information for delivery to shareholders.

     Subject always to the control of the Board of Trustees, each sub-adviser, at its expense, furnishes continuously an investment program for each Portfolio sub-advised by that sub-adviser. Each sub-adviser must use its best judgment to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. Each sub-adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the respective Portfolio sub-advised by that sub-adviser. Each sub-adviser maintains books and records with respect to the securities transactions and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request. Each sub-adviser pays all expenses incurred by it in connection with its activities under its sub-advisory agreement with the Adviser other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for the respective Portfolio sub-advised by that sub-adviser. In the case of Wells S&P REIT Index Portfolio, Wells has delegated these duties to Rydex.

Approval of Agreements
----------------------

     Approval  of  Management  Agreement.  The  Board of  Trustees  approved the
     -----------------------------------
Management Agreement between the Trust and the Adviser at a meeting held on April 9, 2003. Counsel to the Trust reviewed the terms of the proposed Agreement. The Trustees discussed the proposed relationship between the Adviser and the various Sub-Advisers, and the fees to be paid to each. They discussed the proposed fees relative to other equity funds. Michael Williams, President of the Adviser, described the business purpose of the Trust, the financial condition of the Adviser, the Adviser's marketing plans, and his asset expectations for the Portfolios. He noted that since the Adviser would not be directly managing the portfolios, the firm would make no use of soft dollar arrangements. He also certified to the Board that the Adviser had adopted the Trust's Code of Ethics and had procedures in place reasonably designed to prevent and detect violations of the Code. The Independent Trustees then met separately with legal counsel. When the remaining participants re-joined the meeting, the Trustees discussed the nature and quality of the services that were expected to be provided by the Adviser and, based upon the information provided, it was the Board's consensus that the proposed fees to be paid to the Adviser pursuant to the Agreement was reasonable. The Trustees determined that the overall arrangement provided under the terms of the proposed Agreement was a reasonable business arrangement, and that the Agreement should be approved.

Approval of  Sub-Advisory  and Sub-Sub  Advisory  Agreements  - Wells Asset
---------------------------------------------------------------------------
Management, Inc./Rydex Global Advisors
--------------------------------------

The Board of Trustees approved the Sub-Advisory Agreement between the Adviser and Wells, with respect to the Wells S&P REIT Index Portfolio, at a meeting held on April 9, 2003. At that meeting, the Trustees also approved the sub-sub-advisory agreement between Wells and Rydex, with respect to the Portfolio. Counsel to the Trust reviewed the terms of the proposed Agreements. The Trustees discussed the proposed relationship between the Adviser and Wells, and the proposed relationship between Wells and Rydex and the fees to be paid to each. They noted that the Portfolio would be paying no fees directly to either Wells or Rydex. Doug Mayer of Wells joined the meeting to discuss the approval of the Agreements. He described his firm and the personnel who would be responsible for the Portfolio. Mr. Mayer distributed, and the Board reviewed, Wells' balance sheet and income statement. He discussed the advantages of REITs, and the overall performance of REITs as an asset class. Mr. Mayer described the investment philosophy that would be used with respect to the Portfolio, and provided information regarding the prior performance of a similar fund managed by Wells. He discussed the proposed role of Rydex, and the role that firm would play in the execution of trades. Tim Myer and John Escario of Rydex joined the meeting by telephone to discuss the approval of the Agreement. They discussed their firm and its personnel. Mr. Myer noted that once the Portfolio reached the proper size, it would own all of the securities within the S&P REIT Index, but that initially the portfolio would consist of a sampling of the securities. He discussed the firm's intention to remain fully invested, and indicated that there would be no soft dollar arrangements in place. The Independent Trustees then met separately with legal counsel. When the remaining participants re-joined the meeting, the Trustees discussed the nature and quality of the services that were expected to be provided by Wells and by Rydex and, based upon the information provided, it was the Board's consensus that the proposed fees to be paid pursuant to each Agreement was reasonable. The Trustees determined that the overall arrangement provided under the terms of each Agreement was a reasonable business arrangement. The Trustees approved the proposed Agreement between the Adviser and Wells, and the proposed Agreement between Wells and Rydex.

Approval of Sub-Advisory Agreements - Rafferty Asset Management, LLC
--------------------------------------------------------------------
The Board of Trustees approved the Sub-Advisory Agreements between the Adviser and Rafferty, with respect to the Potomac Dow 30 Plus Portfolio, the Potomac OTC Plus Portfolio and the Access U.S. Government Money Market Portfolio, at a meeting held on April 9, 2003. Counsel to the Trust reviewed the terms of the proposed Agreements. The Trustees discussed the proposed relationship between the Adviser and Rafferty, and the fees to be paid to each. They noted that the Portfolios would be paying no fees directly to Rafferty. Daniel O'Neill joined the meeting to discuss the approval of the Agreement. He described the history of his firm, its personnel, and the investment philosophy that would be used in connection with the Portfolios. He noted that the Portfolios would generally be fully invested, and described some of the more aggressive techniques that would be used. He assured the Board that there would be no soft dollar arrangements in place. The Trustees reviewed the firm's Code of Ethics, and Mr. O'Neill certified that there were procedures in place reasonably designed to prevent and detect violations of the Code. The Trustees then reviewed a recent balance sheet and income statement from Rafferty, and information regarding the prior performance of the sub-adviser. The Independent Trustees then met separately with legal counsel. When the remaining participants re-joined the meeting, the Trustees discussed the nature and quality of the services that were expected to be provided by Rafferty and, based upon the information provided, it was the Board's consensus that the proposed fees to be paid to Rafferty pursuant to the Agreements were reasonable. The Trustees determined that the overall arrangements provided under the terms of the proposed Agreements were reasonable business arrangements, and that the Agreements should be approved with respect to the three Portfolios.


DISTRIBUTION PLAN

     Each Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan permits each Portfolio to pay directly, or reimburse the Adviser and the Trust's distributor, for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of each Portfolio. Under the Plan, the Trust may engage in any activities related to the distribution of each Portfolios' shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, insurance companies, financial institutions, investment advisers and others that are engaged in the sale of shares, or that may be advising shareholders of the Portfolio regarding the purchase, sale or retention of shares, or that hold shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Portfolio and its shareholders; (b) payments made to securities dealers or other financial intermediaries, insurance companies, financial institutions, investment advisers and others that render shareholder support services not otherwise provided by the Portfolio's transfer agent, including, but not limited to, allocated overhead, office space and equipment, computer programming expense, telephone facilities and expenses, answering routine inquiries regarding the Portfolio, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request;

(c) expenses of maintaining personnel (including personnel of organizations with which the Portfolio has entered into agreements related to this Plan) who engage in or support distribution of shares (including training costs); (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Portfolio for recipients other than existing shareholders of the Portfolio; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Portfolio may, from time to time, deem advisable; and (h) costs of implementing and operating the Plan.

     The Trustees expect that the Plan may significantly enhance each Portfolio's ability to distribute its shares. The Plan has been approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of any of the Portfolios and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. The Trustees must approve continuation of the Plan and the related agreements annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of each Portfolio. Any amendment increasing the maximum percentage payable under the Plan must be approved by a majority of the outstanding shares of each Portfolio, and all material amendments to the Plan or any related agreement must be approved by the Board of Trustees, including a majority of the independent Trustees.


TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. The Trust is not part of a fund complex, and each Trustee oversees each Portfolio.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

-------------------------------------------------- ---------------------- ------------------------ --------------------------
                                                     Position(s) Held      Principal Occupations   Other Directorships Held
              Name, Age and Address                   With Trust and        During Past 5 Years           by Trustee
                                    Length of
                                   Time Served
-------------------------------------------------- ---------------------- ------------------------ --------------------------
-------------------------------------------------- ---------------------- ------------------------ --------------------------
Michael V. Williams1                                Trustee, President       Marketing VP with               None
475 Hickorynut Avenue                               and Treasurer since    Western Reserve Life
Oldsmar, Florida 34677                                     2003           from 1990 to September
Year of Birth: 1948                                                       2002; President of the
                                                                          Adviser since December
                                                                            2002; President of
                                                                           Insurance Technology
                                                                              Group, Inc., an
                                                                            internet marketing
                                                                               platform, and
                                                                              Executive VP of
                                                                            C.O.R.E. Marketing,
                                                                            Inc., an insurance
                                                                           wholesale firm, since
                                                                              September 2002
-------------------------------------------------- ---------------------- ------------------------ --------------------------
-------------------------------------------------- ---------------------- ------------------------ --------------------------
Barbara J. Yack                                                               Assistant with                 None
475 Hickorynut Avenue                              Secretary since 2003   C.O.R.E., an insurance
Oldsmar, Florida 34677                                                    company, November 2002
Year of Birth: 1951                                                        to present; Assistant
                                                                          with INS Technologies,
                                                                            Inc., an insurance
                              company, August 2002
                                to November 2002;
                              Assistant with Aegon,
                                                                           an insurance company,
                                                                           August 2000 to August
                                                                               2002; Letter
                                                                            carrier/clerk with
                                                                           U.S. Postal Service,
                                                                            July 1987 to August
                                                                                   2000.
-------------------------------------------------- ---------------------- ------------------------ --------------------------
1 Mr. Williams may be deemed to be an "interested person" of the Trust because he is President of Access Fund Management, LLC, the investment adviser to each of the Portfolios.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

-------------------------------- ------------------- ------------------------------------------------- ----------------------
                                  Position(s) Held                                                      Other Directorships
     Name, Age and Address         With Trust and       Principal Occupations During Past 5 Years         Held by Trustee
                                     Length of
                                    Time Served
-------------------------------- ------------------- ------------------------------------------------- ----------------------
-------------------------------- ------------------- ------------------------------------------------- ----------------------
Gary E. Hippenstiel                                  Director, Vice President and Chief Investment     Trustee of
600 Jefferson Street             Trustee since 2003  Officer of Legacy Trust Company since 1992.       AmeriPrime Funds
Suite 350                                                                                              since 1995; Trustee
Houston, TX  77002                                                                                     of AmeriPrime
Year of Birth:  1947                                                                                   Advisors Trust and
                                                                                                       Unified Series Trust
                                                                                                       since 2002
-------------------------------- ------------------- ------------------------------------------------- ----------------------
-------------------------------- ------------------- ------------------------------------------------- ----------------------
Mark W. Muller                                       President of JAMAR Resources, Inc., a
5016 Cedar River Tr.             Trustee since 2003  manufacturers' representative firm, September             None
Fort Worth, Texas 76137                              2001 to present; Account Manager for SCI, Inc.,
Year of Birth:  1964                                 a custom manufacturer, from April 2000 to
                                                     September 2001. Account
                                                     Manager for Clarion
                                                     Technologies, a
                                                     manufacturer of automotive,
                                                     heavy truck, and consumer
                                                     goods, from 1996 to April
                                                     2000. Trustee of AmeriPrime
                                                     Funds and AmeriPrime
                                                     Advisors Trust until
                                                     December 2002.
-------------------------------- ------------------- ------------------------------------------------- ----------------------
-------------------------------- ------------------- ------------------------------------------------- ----------------------
Richard J. Wright, Jr.                               Various positions with Texas Instruments, a
13532 N. Central Expressway,     Trustee since 2003  technology company, since 1995, including the             None
MS 3800                                              following:  Program Manager for Semi-Conductor
Dallas, Texas 75243                                  Business Opportunity Management System, 1998 to
Year of Birth:  1962                                 present; Development Manager for web-based
                                                     interface, 1999 to present;
                                                     Systems Manager for
                                                     Semi-Conductor Business
                                                     Opportunity Management
                                                     System, 1997 to 1998;
                                                     Development Manager for
                                                     Acquisition Manager,
                                                     1996-1997; Operations
                                                     Manager for Procurement
                                                     Systems, 1994-1997. Trustee
                                                     of AmeriPrime Funds and
                                                     AmeriPrime Advisors Trust
                                                     until December 2002.
-------------------------------- ------------------- ------------------------------------------------- ----------------------


     The Trust's audit committee consists of Gary E. Hippenstiel, Mark W, Muller and Richard J. Wright. The audit committee is responsible for overseeing each Portfolio's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of each Portfolio's financial statements and the independent audit of the financial statements; and acting as a liaison between each Portfolio's independent auditors and the full Board of Trustees.

     The Trustees do not own any shares of any Portfolio, as none of the Portfolios has commenced operations as of the date of this SAI.

     No officer, director or employee of the Adviser receives any compensation from any Portfolio for acting as a Trustee or officer of the Trust. The estimated compensation to be paid to the Trustees for each Portfolio's fiscal year to end December 31, 2003 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

               ----------------------------------------------- -----------------------------------
                                                                     Aggregate Compensation
                                 Name from Trust
               ----------------------------------------------- -----------------------------------
               ----------------------------------------------- -----------------------------------
               Michael V. Williams                                            None
               ----------------------------------------------- -----------------------------------
               ----------------------------------------------- -----------------------------------
               Gary E. Hippenstiel                                           $2,000
               ----------------------------------------------- -----------------------------------
               ----------------------------------------------- -----------------------------------
               Mark W. Muller                                                $2,000
               ----------------------------------------------- -----------------------------------
               ----------------------------------------------- -----------------------------------
               Richard J. Wright                                             $2,000

               ----------------------------------------------- -----------------------------------


PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees, each sub-adviser is responsible for the applicable Portfolio's investment decisions and the placing of each Portfolio's investment transactions. In placing investment transactions, each sub-adviser seeks the best qualitative execution for the applicable Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. Each sub-adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, each sub-adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     Each sub-adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the applicable Portfolio and/or the other accounts over which the sub-adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the sub-adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or that sub-adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom each Portfolio effects securities transactions may also be used by the sub-advisers in servicing accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the sub-adviser in connection with its services to a Portfolio. Although research services and other information are useful to the Portfolios and the sub-adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the sub-advisers that the review and study of the research and other information will not reduce the overall cost to the sub-adviser of performing duties for each Portfolio under the sub-advisory agreements.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     When a Portfolio and other clients of a sub-adviser seek to purchase or sell the same security at or about the same time, the sub-adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Portfolio because of the increased volume of the transaction. If the entire blocked order is not filled, the Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular investment security if the other client desires to sell the same investment security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Each sub-adviser, taking into account such factors as the size of the individual orders and transaction costs, when that sub-adviser believes adjustment is reasonable, may adjust the allocation.

     The Trust, the Adviser, the distributor and each Portfolio's sub-adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to each Code of Ethics are permitted to invest in securities, including securities that may be purchased or held by each Portfolio. You may obtain a copy of each Code of Ethics from the SEC.

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of each Portfolio is determined as of 4:00 p.m., Eastern Time on each day the Trust is open for business and on any other day on which there is sufficient trading in each Portfolio's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     It is the policy of the Access U.S. Government Money Market Portfolio to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The instruments held by the Access U.S. Government Money Market Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such fluctuations generally are in response to changes in interest rates. Use of the amortized cost valuation method requires the Access U.S. Government Money Market Portfolio to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the sub-adviser to be of high quality with minimal credit risks. The Portfolio may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by any two nationally recognized statistical rating organizations ("NRSROs").

     Rule 2a-7 requires the Trustees to establish procedures reasonably designed to stabilize the net asset value per share as computed for purposes of distribution and redemption. The Board's procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than ..5% between the two methods. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

     For the Portfolios, fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.


ADDITIONAL TAX INFORMATION

     Each Portfolio intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Portfolios of liability for federal income taxes. If for any taxable year a Portfolio does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of a
Portfolio's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

     Each Portfolio's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

Additional Diversification Requirement
--------------------------------------

     Each Portfolio intends to comply with the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts. This requirement, which is in addition to the diversification requirements imposed on the Portfolios, place certain limitations on the assets of each Separate Account, and, because section 817(h) and those regulations treat the assets of each Portfolio as assets of the related separate account, of each Portfolio, that may be invested in securities of a single issuer. Specifically, the regulations require that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. Government Securities and securities of other registered investment companies. Failure of a Portfolio to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.


PERFORMANCE INFORMATION

     Each Portfolio may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P (1+T)n = ERV

         Where:   P        =       a hypothetical $1,000 initial investment
                  T        =       average annual total return
                  n        =       number of years
                  ERV      =       ending redeemable value at the end of the
                                   applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P (1+T)n = ATVD

         Where:   P        =       a hypothetical $1,000 initial investment
                  T        =       average annual total return (after taxes on
                                   distributions)
                  n        =       number of years
                  ATVD             ending  value at the end of the  applicable
                                   period  of the  hypothetical  $1,000
                                   investment made at the beginning of the
                                   applicable period, after taxes on Portfolio distributions but not after taxes on redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                  P (1+T)n = ATVDR

         Where:   P        =       a hypothetical $1,000 initial investment
                  T        =       average annual total return (after taxes on
                                   distributions and redemption)
                  n        =       number of years
                  ATVDR            ending value at the end of the applicable
                                   period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on Portfolio distributions and redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     In addition to providing average annual total return, each Portfolio may also provide non-standardized quotations of total return for differing periods and may provide the value of a $10,000 investment (made on the date of the initial public offering of the Portfolio's shares) as of the end of a specified period.

         Each Portfolio's investment performance will vary depending upon market conditions, the composition of a Portfolio's investment portfolio and operating expenses of a Portfolio. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing a Portfolio's performance to those of other investment companies or investment vehicles. The risks associated with each Portfolio's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. No Portfolio has performance information to report, as it has not commenced operations as of the date of this SAI.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of each Portfolio may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of a Portfolio or considered to be representative of the stock market in general. These may include the S&P 500 Index, the Nasdaq Composite Index or the Dow Index.

     In addition, the performance of each Portfolio may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of a Portfolio. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also might be used.

Yield Computations
------------------

     The Access U.S. Government Money Market Portfolio's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed for a seven-day period by determining the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Portfolio such as advisory fees), in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

     The Access U.S. Government Money Market Portfolio's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Portfolio such as advisory fees), in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             Effective Yield = [(Base Period Return + 1) 365/7] - 1

     The yields quoted in any advertisement or other communication represents past performance and should not be considered a representation of the yields of the Access U.S. Government Money Market Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality, and maturities of the investments held by the Access U.S. Government Money Market Portfolio and changes in interest rates on such investments, but also on changes in the Access U.S. Government Money Market Portfolio's expenses during the period.

     Yield information may be useful in reviewing the performance of the Access U.S. Government Money Market Portfolio and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments, which typically pay a fixed yield for a stated period of time, the Access U.S. Government Money Market Portfolio's yield will fluctuate.

CUSTODIAN

     The Huntington National Bank, Easton Service Center, 7 Easton Oval EA4E72, Columbus, Ohio 43219, has been retained to act as custodian for the investments of each of the Portfolios. As custodian, The Huntington National Bank, acts as each Portfolio's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Portfolios. The Distributor is obligated to sell the shares of the Portfolios on a best efforts basis only against purchase orders for the shares. Shares of the Portfolios are offered to the public on a continuous basis. The Distributor is controlled by Unified Financial Services, Inc.

ACCOUNTANTS

     The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending December 31, 2003. McCurdy & Associates will perform an annual audit each of the Portfolios' financial statements and advises each of the Portfolios as to certain accounting matters.

TRANSFER AGENT

     Each Portfolio's transfer agent, Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, maintains the records of each shareholder's account, answers shareholders' inquires concerning their accounts, processes purchases and redemptions of the Portfolio's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Unified receives from each Portfolio for its services as transfer agent a fee payable monthly at an annual rate of $18 per accountfor the money market fund and $15 per account for the other Portfolios, provided, however, that the minimum fee is $10,000 per year with respect to each Portfolio's initial class of shares, plus $9,000 per year for each additional share class. In addition, each Portfolio pays out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines. For Portfolios advised by a common sub-adviser, the Transfer Agency fees with respect to those Portfolios wukk be cakcykated as orivuded above. The fees for all such Portfolios will be allocated among those Portfolios based on relative average daily net assets, and without regard to the minimum fees and/or per account fees.

     Unified also provides accounting and pricing services to each Portfolio. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable Unified to perform its duties, each Portfolio pays Unified a base fee computed as a percentage of each Portfolio's average net assets, provided, however, that the minimum fee is $20,000 per year with respect to each Portfolio's initial class of shares, plus $7,500 per year for each additional share class. In addition, each Portfolio pays all costs of external pricing services. For Portfolios advised by a common sub0adviser, the average daily net assets of those Portfolios will be aggregated. The Fund Accounting fees will be calculated as provided above, based on the aggregated assets. The fees will then be allocated among those Portfolios based on relative average daily net assets, and without regard to the minimum fees.

     Unified also provides administrative services to each Portfolio. In this capacity, Unified supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Unified supervises the preparation of tax returns, reports to shareholders of each Portfolio, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, each Portfolio pays Unified a fee at the annual rate of .10% of the first $50 million in average daily net assts, provided, however, that the minimum fee is $25,000 per year with respect to each Portfolio's initial class of shares, plus $7,500 per year for each additional share class. For Portfolios advised by a common sub-adviser, the average daily net assets of those Portfolios will be aggregated. The Fund Administration fees will be calculated as provided above, absed on the aggregrate assets. The fees will then be allocated among those Portfolios based on relative average daily net assets, and without regard to the minimum fees.

FINANCIAL STATEMENTS




To The Shareholders and Trustees
Access Variable Insurance Trust:


We have audited the accompanying statement of assets and liabilities of Access Variable Insurance Trust (the "Trust"), (comprised of the Wells S&P REIT Index Portfolio, Potomac Dow 30 Plus Portfolio, Potomac OTC Plus Portfolio, and Access U.S. Government Money Market Portfolio) as of April 18, 2003. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of April 18, 2003, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the respective portfolios constituting the Access Variable Insurance Trust as of April 18, 2003, in conformity with accounting principles generally accepted in the United States of America.





McCurdy & Associates CPA's, Inc.
Westlake, Ohio
April 18, 2003

                         ACCESS VARIABLE INSURANCE TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 18, 2003


                                             Wells
                                             S&P          Potomac     Potomac      Access
                                             REIT          Dow 30       OTC       US Gov't
                                             Index          Plus       Plus       Money Mkt

ASSETS:
   Cash in Bank                            $25,000        $25,000     $25,000      $25,000
                                           -------        -------     -------      -------
         Total Assets                      $25,000        $25,000     $25,000      $25,000
                                           -------        -------     -------      -------


LIABILITIES:
        Total Liabilities                $       0        $     0     $     0      $     0
                                         ----------       -------     -------      -------
NET ASSETS                                 $25,000        $25,000     $25,000      $25,000
                                           -------        -------     -------      -------

NET ASSETS CONSIST OF:
  Capital Paid In                          $25,000        $25,000     $25,000      $25,000
                                           -------         ------     -------      -------

OUTSTANDING SHARES                           2,500          2,500       2,500       25,000

NET ASSET VALUE PER SHARE                      $10            $10         $10           $1

OFFERING PRICE PER SHARE                       $10            $10         $10           $1














                           The accompanying notes are
                  an integral part of this financial statement

                         ACCESS VARIABLE INSURANCE TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                 April 18, 2003


1.  ORGANIZATION

     The Wells S&P REIT Index Portfolio, Potomac Dow 30 Plus Portfolio, Potomac OTC Plus Portfolio, and Access U.S. Government Money Market Portfolio (the "Portfolios") were each organized as a series of Access Variable Insurance Trust (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated February 8, 2003. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Portfolios are the only series currently authorized by the Trustees.

     The primary investment objective of the Wells S&P Index Portfolio is to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index.

     The primary investment objective of the Potomac Dow 30 Plus Portfolio is to seek invest- ment results that correspond to 125% of the performance of the Dow Jones Industrial Average.

     The primary investment objective of the Potomac OTC Plus Portfolio is to provide invest- ment returns that correspond to 125% of the performance of the Nasdaq 100 Index.

     The primary investment objective of the Access U.S. Government Money Market
     Portfolio  is  to  provide  security  of  principal,   current  income  and
     liquidity.

     The Funds use an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 2,500 shares of the Wells S&P REIT Index Portfolio, 2,500 shares of the Potomac Dow 30 Plus Portfolio, 2,500 shares of the Potomac OTC Plus Portfolio, and 25,000 shares of the Access U.S. Government Money Market Portfolio have taken place to date.

2.  RELATED PARTY TRANSACTIONS

     As of April 18, 2003, all of the outstanding shares of the Portfolios were owned by Access Fund Management, LLC. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Portfolio's voting securities may be deemed a "control person," as defined in the Investment Company Act of 1940 (the "1940 Act") of the Portfolio.

     The investment adviser to each of the Portfolios is Access Fund Management, LLC (the "Adviser"). Under the terms of a management agreement (the "Agreement"), the Adviser manages each Portfolio's investments subject to approval of the Board of Trustees. As compensation for its management services, each Portfolio is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average value of its daily net assets. The Trust bears all other expenses that are not assumed by the Adviser. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which

                         ACCESS VARIABLE INSURANCE TRUST
                     NOTES TO FINANCIAL STATEMENTS (CONT'D)
                                 April 18, 2003


2.  RELATED PARTY TRANSACTIONS (CONT'D)

        a Portfolio may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation. Effective upon the commencement of operations of each Portfolio through April 30, 2004, the Adviser has voluntarily agreed to waive fees to the extent necessary to maintain each Portfolio's total operating expenses (excluding brokerage costs; borrowing costs, such as [a] interest, or [b] dividend expenses on securities sold short; taxes; and extraordinary and non-recurring expenses) at 1.45% of the Portfolio's average daily net assets for that period. Any waiver is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver occurred, if the Portfolio is able to make the payment without exceeding the 1.45% expense limitation. This fee waiver in part will include a waiver passing to the respective Portfolio the benefit of any waiver of fees payable by the Adviser to the sub-adviser.

       Wells Asset Management, Inc. ("Wells") serves as sub-adviser to the Wells S&P REIT Index Portfolio. For its services as sub-adviser, Wells receives an annual fee from the Adviser equal to 0.40% of the portfolio's average daily net assets. Wells has retained Padco Advisors, Inc., d/b/a Rydex Global Advisors to act as sub-sub-adviser to the Portfolio.

       Rafferty Asset Management, LLC ("Rafferty") serves as sub-adviser to the Potomac Dow 30, the Potomac OTC Plus Portfolio and the Access U.S. Government Money Market Portfolio. Rafferty receives an annual fee from the Adviser equal to 0.40% of each Portfolio's average daily net assets.

       Effective upon each Portfolios commencement of operations through April 30, 2004, each sub-adviser has agreed to waive fees and, to the extent the waiver is insufficient, reimburse the expenses of each Portfolio it sub-advisers, to maintain certain operating expenses at 1.50% of the Portfolio's average daily net assets for that period. Any fee waiver or reimbursement is subject to repayment by the applicable Portfolio with the three fiscal years following the year in which such waiver or reimbursement occurred, if the Portfolio is able to make the payment without exceeding the 1.45% expense limitation.

       A trustee and the officer of the Access Variable Insurance Trust is also a member and officer of the Adviser.

3.       DISTRIBUTION PLAN

        Unified Financial Securities, Inc. ("UFS") distributes each Portfolio's shares. Each Portfolio has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, each Portfolio is authorized to pay 12b-1 (service) fees at an annual rate of up to 0.25% of its average net assets throughout the month.

                         ACCESS VARIABLE INSURANCE TRUST
                     NOTES TO FINANCIAL STATEMENTS (CONT'D)
                                 April 18, 2003


3.  DISTRIBUTION PLAN (CONT'D)

     The Trust has adopted, in accordance with the substantive provisions of Rule 12b-1 under the 1940 Act, a Brokerage Enhancement Plan (the "Plan") for each of its Portfolios. The Plan permits the use of available brokerage commissions to promote the sale and distribution of each Portfolio's shares. Under the Plan, the Trust will use recaptured commissions to pay for distribution expenses. The Portfolios do not incur any asset based or additional fees or charges under the Plan.

4.   CAPITAL STOCK AND  DISTRIBUTION

     At April 18, 2003 paid in capital amounted to $100,000 for the Portfolios. Transactions in capital stock were as follows:

                                           Wells
                                            S&P          Potomac        Potomac      Access
                                            REIT          Dow 30          OTC       US Gov't
                                            Index          Plus           Plus      Money Mkt
                                            -----          ----           ----      ---------

          Shares Sold                       2,500         2,500          2,500       25,000
          Shares Redeemed                       0             0              0            0
                                          --------      --------       --------   ----------

          Net Increase                      2,500         2,500          2,500       25,000
                                            -----         -----          -----       ------

          Shares Outstanding                2,500         2,500          2,500       25,000
                                            -----         -----          -----       ------


5.   OTHER

     Expenses incurred in connection with the organization of the Portfolios and initial offering of shares will be permanently absorbed by Access Fund Management, LLC and the sub-advisers.


6.   FEDERAL INCOME TAXES

     Each Portfolio intends to qualify as a regulated investment company under Subchapter of the Internal Revenue Code. As a result, no provision for income taxes is required.